Summary of Provisional Purchase Price Allocation Relating to Vidello Merger (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jan. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Goodwill	$ 21,992,000	$ 21,991,721		$ 18,972,475
Vidello Limited [Member]
Business Combination [Line Items]
Cash and cash equivalents			$ 67,551
Property and equipment, net			9,375
Total assets			5,373,926
Accounts payable			705
Accrued expenses and other current liabilities			15,377
Unearned revenue, current			447,966
Deferred tax liability			1,324,250
Taxes payable			337,127
Total liabilities			2,125,425
Total identifiable net assets			3,248,501
Goodwill			3,019,246
Total consideration			6,267,747
Vidello Limited [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible Assets - developed technology			551,000
Vidello Limited [Member] | Trade Names [Member]
Business Combination [Line Items]
Intangible Assets - developed technology			736,000
Vidello Limited [Member] | Developed Technology [Member]
Business Combination [Line Items]
Intangible Assets - developed technology			$ 4,010,000